UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5896

DWS Target Fund

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31

Date of reporting period: 04/30/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                              as of April 30, 2006 (Unaudited)

DWS Target 2014 Fund

(formerly Scudder Target 2014 Fund)

	Shares	Value ($)

Common Stocks 28.8%
Consumer Discretionary 2.8%
Automobiles 0.3%
Toyota Motor Corp. (ADR)	1,040	121,815
Hotels Restaurants & Leisure 0.3%
McDonald's Corp.	4,810	166,282
Household Durables 0.6%
Black & Decker Corp.	1,640	153,521
Pulte Homes, Inc.	1,780	66,483
Ryland Group, Inc.	1,020	64,372

		284,376
Media 0.2%
News Corp. "A"	3,770	64,693
Omnicom Group, Inc.	270	24,303
Time Warner, Inc.	1,450	25,230

		114,226
Multiline Retail 0.6%
Federated Department Stores, Inc.	1,140	88,749
J.C. Penney Co., Inc.	3,230	211,436

		300,185
Specialty Retail 0.4%
Home Depot, Inc.	2,240	89,443
Staples, Inc.	3,820	100,886

		190,329
Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc.*	2,740	90,475
Polo Ralph Lauren Corp.	1,410	85,615

		176,090
Consumer Staples 2.7%
Beverages 1.2%
Coca-Cola Co.	8,880	372,605
PepsiCo, Inc.	3,090	179,961

		552,566
Food Products 0.3%
Kellogg Co.	3,020	139,856
Household Products 0.8%
Procter & Gamble Co.	6,880	400,485
Tobacco 0.4%
Altria Group, Inc.	2,760	201,922
Energy 2.8%
Energy Equipment & Services 0.6%
Cooper Cameron Corp.*	2,210	111,030
Halliburton Co.	1,090	85,184

Schlumberger Ltd.	1,460	100,944

		297,158
Oil, Gas & Consumable Fuels 2.2%
Amerada Hess Corp.	1,900	272,213
ExxonMobil Corp.	7,092	447,363
Occidental Petroleum Corp.	1,310	134,590
Talisman Energy, Inc.	1,300	73,424
Valero Energy Corp.	1,980	128,185

		1,055,775
Financials 6.2%
Banks 1.3%
Unibanco - Uniao de Bancos Brasileiros SA (ADR)	1,090	86,492
Wachovia Corp.	4,300	257,355
Wells Fargo & Co.	3,750	257,587

		601,434
Capital Markets 3.5%
Bank of New York Co., Inc.	7,990	280,848
Lehman Brothers Holdings, Inc.	2,230	337,064
Mellon Financial Corp.	2,630	98,967
Merrill Lynch & Co., Inc.	4,660	355,372
Morgan Stanley	2,270	145,961
The Goldman Sachs Group, Inc.	2,210	354,241
UBS AG (Registered)	790	92,312

		1,664,765
Diversified Financial Services 1.1%
Bank of America Corp.	7,690	383,885
JPMorgan Chase & Co.	3,300	149,754

		533,639
Insurance 0.3%
MetLife, Inc.	3,130	163,073
Health Care 3.6%
Biotechnology 0.2%
Amgen, Inc.*	1,480	100,196
Health Care Equipment & Supplies 1.0%
Baxter International, Inc.	6,550	246,935
C.R. Bard, Inc.	2,100	156,366
Hospira, Inc.*	1,800	69,390

		472,691
Health Care Providers & Services 1.1%
Cardinal Health, Inc.	1,580	106,413
UnitedHealth Group, Inc.	5,820	289,487
WellPoint, Inc.*	1,490	105,790

		501,690
Pharmaceuticals 1.3%
Endo Pharmaceuticals Holdings, Inc.*	2,170	68,246
Johnson & Johnson	2,408	141,133
Novartis AG (ADR)	3,760	216,238
Pfizer, Inc.	4,950	125,383
Teva Pharmaceutical Industries Ltd. (ADR)	1,770	71,685

		622,685

Industrials 3.4%
Aerospace & Defense 1.2%
Boeing Co.	2,480	206,956
United Technologies Corp.	5,930	372,463

		579,419
Electrical Equipment 0.5%
Emerson Electric Co.	2,660	225,967
Industrial Conglomerates 1.7%
General Electric Co.	14,310	494,983
Tyco International Ltd.	11,800	310,930

		805,913
Information Technology 4.4%
Communications Equipment 1.2%
Cisco Systems, Inc.*	9,780	204,891
Motorola, Inc.	5,150	109,952
QUALCOMM, Inc.	4,770	244,892

		559,735
Computers & Peripherals 0.4%
Apple Computer, Inc.*	990	69,686
International Business Machines Corp.	1,390	114,453

		184,139
Internet Software & Services 0.7%
eBay, Inc.*	6,330	217,816
Google, Inc. "A"*	230	96,126

		313,942
IT Consulting & Services 0.3%
Automatic Data Processing, Inc.	3,810	167,945
Semiconductors & Semiconductor Equipment 0.8%
Applied Materials, Inc.	5,070	91,007
ASML Holding NV (NY Registered Shares)*	5,890	124,573
Marvell Technology Group Ltd.*	2,980	170,128

		385,708
Software 1.0%
Adobe Systems, Inc.*	3,790	148,568
Electronic Arts, Inc.*	1,500	85,200
Microsoft Corp.	10,000	241,500

		475,268
Materials 0.9%
Chemicals 0.7%
Dow Chemical Co.	4,520	183,558
PPG Industries, Inc.	2,310	155,047

		338,605
Metals & Mining 0.2%
Companhia Vale do Rio Doce (ADR)	2,110	108,707
Telecommunication Services 1.0%
Diversified Telecommunication Services 0.3%
AT&T, Inc.	4,630	121,352
Wireless Telecommunication Services 0.7%
Sprint Nextel Corp.	13,230	328,104
Utilities 1.0%
Electric Utilities 0.5%
Allegheny Energy, Inc.*	3,080	109,740

Exelon Corp.			2,270	122,580

				232,320
Independent Power Producers & Energy Traders 0.5%
Constellation Energy Group			1,980	108,742
TXU Corp.			2,280	113,156

				221,898

Total Common Stocks (Cost $11,621,767)				13,710,260
			Principal Amount ($)	Value ($)

US Treasury Obligations 71.4%
US Treasury STRIPS, 5.148%**, 11/15/2014 (a) (Cost $35,967,153)			52,490,000	34,002,602

			Contracts	Value ($)
Callable Options Purchased 0.0%
Amerada Hess Corp. (Cost $627)			13	715

			Shares	Value ($)
Securities Lending Collateral 30.7%
Daily Assets Fund Institutional, 4.82% (b) (c) (Cost $14,617,680)			14,617,680	14,617,680
Cash Equivalents 0.2%
Cash Management QP Trust, 4.78% (d) (Cost $94,023)			94,023	94,023
			% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 62,301,250)			131.1	62,425,280
Other Assets and Liabilities, Net			(31.1)	(14,814,429)

Net Assets			100.0	47,610,851

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*		Non-income producing security.
**		Bond equivalent yield to maturity: not a coupon rate.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at April 30, 2006 amounted to $14,343,233 which is 30.1% of net assets.
(b)		Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.
(d)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt
STRIPS: Separate Trading of Registered Interest and Principal Securities.
At April 30, 2006, open written options were as follows:
Written Options	Number of Contracts	Expiration Date	Strike Price ($)	Value ($)

Call Options
Amerada Hess Corp.	13	5/20/2006	160.0	(715)
Total outstanding written options (premiums received $8,270)				(715)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Target 2014 Fund, a series of DWS Target Fund

By:	/s/Michael Colon
Michael Colon

President

Date:	June 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Target 2014 Fund, a series of DWS Target Fund

By:	/s/Michael Colon
Michael Colon

President

Date:	June 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 June 21, 2006